Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible amortization expense	$ 84	$ 83	$ 71
Estimated aggregate amortization expense in 2015	83
Estimated aggregate amortization expense in 2016	82
Estimated aggregate amortization expense in 2017	81
Estimated aggregate amortization expense in 2018	74
Estimated aggregate amortization expense in 2019	$ 69